Pension and other post-retirement benefits - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 Pension Plans CAD	Dec. 31, 2014 Other Postretirement Benefit Plans, Defined Benefit USD ($)	Dec. 31, 2014 Other Postretirement Benefit Plans, Defined Benefit CAD
Employee Benefits Disclosure [Line Items]
Accumulated benefit obligation for pension plan	219,007	162,179
Net actuarial loss for defined benefit pension plan that will be amortized from accumulated other comprehensive income over next fiscal year			1,074		356
Defined Benefit Plan, Change in Mortality Rate Assumption, Increase to Benefit Obligation				16,500
Expected employer contributions for next year			4,289		2,021
Defined contribution pension plan cost	3,287	2,437